Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	259,561,346.75	19,106
Yield Supplement Overcollateralization Amount at 01/31/16	6,051,900.67	0
Receivables Balance at 01/31/16	265,613,247.42	19,106
Principal Payments	12,042,923.76	354
Defaulted Receivables	689,928.80	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	5,590,119.70	0
Pool Balance at 02/29/16	247,290,275.16	18,715

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	31.95%

Prepayment ABS Speed	1.37%

Overcollateralization Target Amount	11,128,062.38
Actual Overcollateralization	11,128,062.38

Weighted Average APR	3.33%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	36.92

Delinquent Receivables:
Past Due 31-60 days	4,020,713.60	232
Past Due 61-90 days	1,169,884.96	67
Past Due 91 -120 days	378,627.54	25
Past Due 121 + days	0.00	0
Total	5,569,226.10	324

Total 31+ Delinquent as % Ending Pool Balance	2.25%

Recoveries	324,100.55

Aggregate Net Losses/(Gains) - February 2016	365,828.25

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.65%
Prior Period Net Loss Ratio	1.16%
Second Prior Period Net Loss Ratio	1.19%
Third Prior Period Net Loss Ratio	1.28%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.41%

Flow of Funds	$ Amount

Collections	13,132,115.56
Advances	(19,097.85)
Investment Earnings on Cash Accounts	2,587.94
Servicing Fee	(221,344.37)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,894,261.28

Distributions of Available Funds
(1) Class A Interest	205,439.23
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	590,810.99
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,128,062.38
(7) Distribution to Certificateholders	947,575.78
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,894,261.28

Servicing Fee	221,344.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 02/16/16	247,881,086.15
Principal Paid	11,718,873.37
Note Balance @ 03/15/16	236,162,212.78

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-3
Note Balance @ 02/16/16	122,596,086.15
Principal Paid	11,718,873.37
Note Balance @ 03/15/16	110,877,212.78
Note Factor @ 03/15/16	47.1817927%

Class A-4
Note Balance @ 02/16/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	109,676,000.00
Note Factor @ 03/15/16	100.0000000%

Class B
Note Balance @ 02/16/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	15,609,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	227,812.13
Total Principal Paid	11,718,873.37
Total Paid	11,946,685.50

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	84,795.63
Principal Paid	11,718,873.37
Total Paid to A-3 Holders	11,803,669.00

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3060819
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7451425
Total Distribution Amount	16.0512244

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3608325
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.8675463
Total A-3 Distribution Amount	50.2283788

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	50.42
Noteholders' Principal Distributable Amount	949.58

Account Balances	$ Amount

Advances
Balance as of 01/31/16	64,281.57
Balance as of 02/29/16	45,183.72
Change	(19,097.85)

Reserve Account
Balance as of 02/16/16	1,903,544.61
Investment Earnings	369.29
Investment Earnings Paid	(369.29)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61